SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [line items]
Disclosure of entity's operating segments [text block]
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$368	$137	$65	$2	$6	$158
Goldstrike	235	150	53	2	(3)	33
Turquoise Ridge	110	48	9	1	(1)	53
Pueblo Viejo[2]	314	141	47	3	1	122
Loulo-Gounkoto[2]	243	110	87	2	3	41
Kibali	125	51	31	—	—	43
Veladero	100	57	31	1	(1)	12
Acacia[2]	189	97	35	—	21	36
Other Mines[2,3,4]	504	339	132	4	9	20
Reportable segment income	$2,188	$1,130	$490	$15	$35	$518
Share of equity investees	(125)	(51)	(31)	—	—	(43)
Segment income	$2,063	$1,079	$459	$15	$35	$475

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$371	$100	$85	$3	$4	$179
Goldstrike	214	138	54	5	3	14
Turquoise Ridge	75	40	7	—	—	28
Pueblo Viejo[2]	297	134	43	4	1	115
Loulo-Gounkoto[2]	—	—	—	—	—	—
Kibali	—	—	—	—	—	—
Veladero	111	47	34	2	1	27
Acacia[2]	176	95	23	—	25	33
Other Mines[2,3,4]	468	292	74	5	4	93
Reportable segment income	$1,712	$846	$320	$19	$38	$489
Share of equity investees	—	—	—	—	—	—
Segment income	$1,712	$846	$320	$19	$38	$489

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$707	$250	$129	$4	$11	$313
Goldstrike	546	310	119	4	(3)	116
Turquoise Ridge	210	87	15	1	—	107
Pueblo Viejo[2]	640	258	93	6	2	281
Loulo-Gounkoto[2]	453	220	146	4	6	77
Kibali	242	103	87	—	(1)	53
Veladero	191	108	61	1	(1)	22
Acacia[2]	327	189	60	—	41	37
Other Mines[2,3,4]	1,082	713	261	8	19	81
Reportable segment income	$4,398	$2,238	$971	$28	$74	$1,087
Share of equity investees	(242)	(103)	(87)	—	1	(53)
Segment income	$4,156	$2,135	$884	$28	$75	$1,034

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$734	$199	$172	$5	$7	$351
Goldstrike	465	282	115	5	1	62
Turquoise Ridge	159	78	14	—	—	67
Pueblo Viejo[2]	653	260	84	8	1	300
Loulo-Gounkoto[2]	—	—	—	—	—	—
Kibali	—	—	—	—	—	—
Veladero	212	92	65	2	1	52
Acacia	333	181	47	—	1	104
Other Mines[2,3,4]	946	579	140	8	26	193
Reportable segment income	$3,502	$1,671	$637	$28	$37	$1,129
Share of equity investees	—	—	—	—	—	—
Segment income	$3,502	$1,671	$637	$28	$37	$1,129

[1]
Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2019, accretion expense was $12 million (2018: $13 million) and for the six months ended June 30, 2019, accretion expense was $26 million (2018: $25 million).

[2]
Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2019 for Pueblo Viejo $122 million, $74 million, $47 million (2018: $119 million, $70 million, $48 million), Loulo-Gounkoto $49 million, $39 million, $9 million (2018: $nil, $nil, $nil), Acacia $68 million, $48 million, $12 million (2018: $63 million, $42 million, $11 million), and Tongon $9 million, $10 million, $1 million (2018: $nil, $nil, $nil) and for the six months ended June 30, 2019 for Pueblo Viejo $250 million, $139 million, $108 million (2018: $257 million, $136 million, $118 million), Loulo-Gounkoto $91 million, $73 million, $16 million (2018: $nil, $nil, $nil), Acacia $118 million, $90 million, $13 million (2018: $120 million, $82 million, $37 million) and Tongon $18 million, $21 million, $(3) million (2018: $nil, $nil, $nil).

[3]	Includes cost of sales of Pierina for the three months ended June 30, 2019 of $44 million (2018: $30 million) and for the six months ended June 30, 2019 of $71 million (2018: $62 million).

[4]
Includes provisional pricing adjustments for the three months ended June 30, 2019 of $8 million losses (2018: $6 million losses) and for the six months ended June 30, 2019 of $14 million gains (2018: $29 million losses).

Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Segment income	$475	$489	$1,034	$1,129
Other cost of sales/amortization[1]	(7)	(10)	(16)	(20)
Exploration, evaluation and project expenses not attributable to segments	(83)	(78)	(144)	(142)
General and administrative expenses	(59)	(93)	(113)	(141)
Other income (expense) not attributable to segments	16	(9)	15	(28)
Impairment charges not attributable to segments	(12)	(59)	(15)	(61)
(Gain) loss on currency translation	6	(75)	(16)	(90)
Closed mine rehabilitation	(16)	(9)	(41)	—
Income from equity investees	50	10	78	26
Finance costs, net (includes non-segment accretion)	(106)	(127)	(212)	(243)
Gain on non-hedge derivatives[2]	—	1	1	3
Income before income taxes	$264	$40	$571	$433

[1]
Includes all realized hedge gains and losses for the three months ended June 30, 2019 of $nil losses (2018: $1 million losses) and for the six months ended June 30, 2019 of $nil losses (2018: $2 million losses).

[2]
Includes unrealized non-hedge gains and losses for the three months ended June 30, 2019 of $nil losses (2018: $nil losses) and for the six months ended June 30, 2019 of $1 million gains (2018: $nil losses).

Capital Expenditures Information

	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Cortez	$88	$87	$165	$158
Goldstrike	64	55	119	118
Turquoise Ridge	21	14	47	27
Pueblo Viejo	26	33	58	71
Loulo-Gounkoto	39	—	89	—
Kibali	10	—	20	—
Veladero	19	33	48	64
Acacia	17	25	33	51
Other Mines	113	68	223	123
Reportable segment total	$397	$315	$802	$612
Other items not allocated to segments	6	26	49	60
Total	$403	$341	$851	$672
Share of equity investees	($10)	$—	($20)	$—
Total	$393	$341	$831	$672

[1]
Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2019, cash expenditures were $379 million (2018: $313 million) and the increase in accrued expenditures was $14 million (2018: $28 million increase). For the six months ended June 30, 2019, cash expenditures were $753 million (2018: $639 million) and the increase in accrued expenditures was $78 million (2018: $33 million increase).

SEGMENT INFORMATION
Starting in the first quarter of 2019, management reviews the operating results and assesses performance of our operations in Nevada at an individual minesite level; therefore our Cortez and Goldstrike minesites, previously presented as Barrick Nevada, have been presented separately. Prior period figures have been restated to reflect this disaggregation. Barrick’s business is organized into seventeen minesites, one publicly traded company and two projects. Barrick’s Chief Operating Decision Maker (“CODM”), reviews the operating results, assesses performance and makes capital allocation decisions at the minesite, Company and/or project level. Upon completion of the Merger, Mark Bristow, as President and Chief Executive Officer, assumed this role. Each individual minesite and the Pascua-Lama project, with the exception of Acacia, are operating segments for financial reporting purposes. Following the merger with Randgold, we re-evaluated our reportable operating segments and no longer report on our interests in the following non-core properties: Lagunas Norte and Pascua-Lama. Our presentation of our reportable operating segments consists of seven gold mines (Cortez, Goldstrike, Turquoise Ridge, Pueblo Viejo, Loulo-Gounkoto, Kibali and Veladero) and Acacia. The remaining operating segments, including our remaining gold mines, copper mines and projects, have been grouped into an “other” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$368	$137	$65	$2	$6	$158
Goldstrike	235	150	53	2	(3)	33
Turquoise Ridge	110	48	9	1	(1)	53
Pueblo Viejo[2]	314	141	47	3	1	122
Loulo-Gounkoto[2]	243	110	87	2	3	41
Kibali	125	51	31	—	—	43
Veladero	100	57	31	1	(1)	12
Acacia[2]	189	97	35	—	21	36
Other Mines[2,3,4]	504	339	132	4	9	20
Reportable segment income	$2,188	$1,130	$490	$15	$35	$518
Share of equity investees	(125)	(51)	(31)	—	—	(43)
Segment income	$2,063	$1,079	$459	$15	$35	$475

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$371	$100	$85	$3	$4	$179
Goldstrike	214	138	54	5	3	14
Turquoise Ridge	75	40	7	—	—	28
Pueblo Viejo[2]	297	134	43	4	1	115
Loulo-Gounkoto[2]	—	—	—	—	—	—
Kibali	—	—	—	—	—	—
Veladero	111	47	34	2	1	27
Acacia[2]	176	95	23	—	25	33
Other Mines[2,3,4]	468	292	74	5	4	93
Reportable segment income	$1,712	$846	$320	$19	$38	$489
Share of equity investees	—	—	—	—	—	—
Segment income	$1,712	$846	$320	$19	$38	$489

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2019	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$707	$250	$129	$4	$11	$313
Goldstrike	546	310	119	4	(3)	116
Turquoise Ridge	210	87	15	1	—	107
Pueblo Viejo[2]	640	258	93	6	2	281
Loulo-Gounkoto[2]	453	220	146	4	6	77
Kibali	242	103	87	—	(1)	53
Veladero	191	108	61	1	(1)	22
Acacia[2]	327	189	60	—	41	37
Other Mines[2,3,4]	1,082	713	261	8	19	81
Reportable segment income	$4,398	$2,238	$971	$28	$74	$1,087
Share of equity investees	(242)	(103)	(87)	—	1	(53)
Segment income	$4,156	$2,135	$884	$28	$75	$1,034

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2018	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Cortez	$734	$199	$172	$5	$7	$351
Goldstrike	465	282	115	5	1	62
Turquoise Ridge	159	78	14	—	—	67
Pueblo Viejo[2]	653	260	84	8	1	300
Loulo-Gounkoto[2]	—	—	—	—	—	—
Kibali	—	—	—	—	—	—
Veladero	212	92	65	2	1	52
Acacia	333	181	47	—	1	104
Other Mines[2,3,4]	946	579	140	8	26	193
Reportable segment income	$3,502	$1,671	$637	$28	$37	$1,129
Share of equity investees	—	—	—	—	—	—
Segment income	$3,502	$1,671	$637	$28	$37	$1,129

[1]
Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2019, accretion expense was $12 million (2018: $13 million) and for the six months ended June 30, 2019, accretion expense was $26 million (2018: $25 million).

[2]
Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2019 for Pueblo Viejo $122 million, $74 million, $47 million (2018: $119 million, $70 million, $48 million), Loulo-Gounkoto $49 million, $39 million, $9 million (2018: $nil, $nil, $nil), Acacia $68 million, $48 million, $12 million (2018: $63 million, $42 million, $11 million), and Tongon $9 million, $10 million, $1 million (2018: $nil, $nil, $nil) and for the six months ended June 30, 2019 for Pueblo Viejo $250 million, $139 million, $108 million (2018: $257 million, $136 million, $118 million), Loulo-Gounkoto $91 million, $73 million, $16 million (2018: $nil, $nil, $nil), Acacia $118 million, $90 million, $13 million (2018: $120 million, $82 million, $37 million) and Tongon $18 million, $21 million, $(3) million (2018: $nil, $nil, $nil).

[3]	Includes cost of sales of Pierina for the three months ended June 30, 2019 of $44 million (2018: $30 million) and for the six months ended June 30, 2019 of $71 million (2018: $62 million).

[4]
Includes provisional pricing adjustments for the three months ended June 30, 2019 of $8 million losses (2018: $6 million losses) and for the six months ended June 30, 2019 of $14 million gains (2018: $29 million losses).

Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Segment income	$475	$489	$1,034	$1,129
Other cost of sales/amortization[1]	(7)	(10)	(16)	(20)
Exploration, evaluation and project expenses not attributable to segments	(83)	(78)	(144)	(142)
General and administrative expenses	(59)	(93)	(113)	(141)
Other income (expense) not attributable to segments	16	(9)	15	(28)
Impairment charges not attributable to segments	(12)	(59)	(15)	(61)
(Gain) loss on currency translation	6	(75)	(16)	(90)
Closed mine rehabilitation	(16)	(9)	(41)	—
Income from equity investees	50	10	78	26
Finance costs, net (includes non-segment accretion)	(106)	(127)	(212)	(243)
Gain on non-hedge derivatives[2]	—	1	1	3
Income before income taxes	$264	$40	$571	$433

[1]
Includes all realized hedge gains and losses for the three months ended June 30, 2019 of $nil losses (2018: $1 million losses) and for the six months ended June 30, 2019 of $nil losses (2018: $2 million losses).

[2]
Includes unrealized non-hedge gains and losses for the three months ended June 30, 2019 of $nil losses (2018: $nil losses) and for the six months ended June 30, 2019 of $1 million gains (2018: $nil losses).

Capital Expenditures Information

	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Cortez	$88	$87	$165	$158
Goldstrike	64	55	119	118
Turquoise Ridge	21	14	47	27
Pueblo Viejo	26	33	58	71
Loulo-Gounkoto	39	—	89	—
Kibali	10	—	20	—
Veladero	19	33	48	64
Acacia	17	25	33	51
Other Mines	113	68	223	123
Reportable segment total	$397	$315	$802	$612
Other items not allocated to segments	6	26	49	60
Total	$403	$341	$851	$672
Share of equity investees	($10)	$—	($20)	$—
Total	$393	$341	$831	$672

[1]
Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2019, cash expenditures were $379 million (2018: $313 million) and the increase in accrued expenditures was $14 million (2018: $28 million increase). For the six months ended June 30, 2019, cash expenditures were $753 million (2018: $639 million) and the increase in accrued expenditures was $78 million (2018: $33 million increase).

Purchase Commitments
At June 30, 2019, we had purchase obligations for supplies and consumables of $1,803 million (December 31, 2018: $1,972 million).

Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had capital commitments of $108 million at June 30, 2019 (December 31, 2018: $82 million).